Additional information to the Statement of Cash Flows (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Right-of-use assets	R$ 111,880	R$ 104,977
Purchases Made In Installments And Not Settled [Member]
IfrsStatementLineItems [Line Items]
Contract Assets	240,718	104,834
Property, plant and equipment acquisitions	R$ 19,855	R$ 21,773